Investment In Associate	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Investment In Associate
10. INVESTMENT IN ASSOCIATE
The Group has a 42.27% interest in Litres Holdings Limited (together with its subsidiaries “Litres”), which is incorporated and domiciled in Cyprus. Litres is a leading distributor of
e-books
and audiobooks in Russia. Litres is not publicly listed. The Group accounts for the investment in Litres using the equity method.

The following table summarizes the financial information of Litres as included in its own consolidated financial statements, adjusted for fair value adjustments at acquisition (disclosed below separately) and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Group’s interest in Litres.

	December 31, 2020	December 31, 2019
Current assets	805	713
Non-current assets	360	267
Current liabilities	(951)	(682)
Non-current liabilities	(2)	(19)

Net assets of the associate	212	279

Group’s share of net assets – 42.27% (2019: 42.27%)	90	118
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	57	57

Group’s carrying amount of the investment	1,111	1,139

	2020	2019	2018
Revenue	5,077	3,823	2,600
Profit for the year	278	168	236
Other comprehensive income	—	—	—
Total comprehensive income	278	168	236
The Group’s share of profit before fair value adjustments	118	71	99
Amortization of assets based on their fair values at acquisition	(6)	(17)	(17)

The Group’s share of total comprehensive income	112	54	82

The movement of the investment in Litres is presented below:

	December 31, 2020	December 31, 2019
Carrying amount of the investment at the beginning of the year	1,139	1,156
Share of total comprehensive income	112	54
Dividends received / receivable	(140)	(71)

Carrying amount of the investment at the end of the year	1,111	1,139

The associate had no contingent liabilities or capital commitments as at December 31, 2020 and 2019.